UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

			Schedule of Investments
			May 31, 2010 (Unaudited)
Shares/Principal Amount of Assets			Market Value

COMMON STOCKS - 99.03%

Aerospace/Aircrafts/Defense - 2.59%
500	Boeing Co.		$ 32,090
7,500	Raytheon Co.		393,075
7,500	United Technologies Corp.		505,350
			930,515
Automotive Parts- Retail/Wholesale - 1.17%
10,400	Genuine Parts Co.		422,344

Automobile - Manufacturing - 0.72%
3,600	Toyota Motor Corp. (Japan) ADR *		260,424

Banks- Money Center - 1.52%
34,800	Bank of America Corp.		547,752

Banks - Regional - 3.40%
24,100	BB&T Corp.		728,784
20,600	US Bancorp *		493,576
			1,222,360
Beverages- Alcoholic/Soft Drink - 1.17%
8,200	Coca-Cola Corp.		421,480

Building Products- Construction/Products/Miscellaneous - 1.21%
7,800	Stanley Black & Decker, Inc.		435,162

Chemicals- Diversified - 1.37%
24,800	RPM International, Inc.		491,288

Chemicals - Specialty - 2.01%
9,300	Praxair, Inc.		721,680

Commercial Services - 2.39%
18,200	Ecolab, Inc.		859,586

Communications Equipment - 1.69%
60,200	Nokia Corp. (Finland) ADR		609,224

Computer- Mini/Micro - 1.61%
12,600	Hewlett-Packard Co.		579,726

Containers- Paper/Plastic - 1.18%
14,800	Bemis Co., Inc.		424,464

Cosmetics & Personal Care - 3.18%
22,000	Avon Products, Inc.		582,780
7,200	Colgate-Palmolive Co.		562,248
			1,145,028
Diversified Operations - 5.99%
6,700	3M Co.		531,377
24,400	Corning, Inc.		425,292
15,400	Fortune Brands, Inc.		730,730
28,600	General Electric Co. *		467,610
			2,155,009
Electronic Equipment - 1.73%
13,400	Emerson Electric Co.		622,296

Electronic- Semiconductors - 2.23%
37,400	Intel Corp.		801,108

Finance- Investment Management - 1.58%
5,800	Franklin Resources, Inc.		568,922

Financial Services - 4.46%
13,400	Bank of New York Mellon Corp.		364,480
19,900	H&R Block, Inc.		319,992
32,200	Paychex, Inc.		918,988
			1,603,460
Food- Misc. Preparation - 2.88%
1,200	Archer Daniels-Midland Co.		30,324
19,700	ConAgra Foods, Inc.		476,346
13,300	Hormel Foods Corp.		529,340
			1,036,010
Insurance- Life/Property/Casual - 3.55%
18,000	AFLAC, Inc.		797,400
9,700	Travelers Companies, Inc.		479,859
			1,277,259
Leisure Products - 2.24%
13,700	Polaris Industries, Inc.		804,190

Machinery - Const./Mining/Farming - 3.12%
24,500	Amcol International Corp.		660,520
500	Caterpillar, Inc.		30,380
7,500	Deere & Co.		432,600
			1,123,500
Machinery- Electrical Equipment - 5.43%
12,100	Dover Corp.		543,169
28,000	Johnson Controls, Inc.		798,840
18,200	Tennant Co.		609,518
			1,951,527
Manufacturing - 3.31%
15,000	Illinois Tool Works, Inc.		696,450
14,400	Pentair, Inc.		494,784
			1,191,234
Medical Instruments/Products - 2.35%
21,600	Medtronic, Inc.		846,288

Medical Drugs - 3.80%
12,100	Abbott Laboratories		575,476
13,600	Johnson & Johnson		792,880
			1,368,356
Medical/Dental-Supplies - 1.05%
5,300	Becton Dickinson & Co.		377,890

Metal Ores-Gold/Non Ferrous - 0.96%
16,000	Arch Coal, Inc.		344,800

Oil & Gas- International - 3.01%
13,100	BP Plc (United Kingdom) ADR		562,645
8,600	Exxon Mobil Corp.		519,956
			1,082,601
Paper & Paper Products - 1.55%
9,200	Kimberly Clark Corp.		558,440

Retail- Variety Stores - 1.28%
7,900	Costco Wholesale Corp.		460,175

Retail/Wholesale- Building Products - 1.73%
18,400	Home Depot, Inc.		623,024

Services-Prepackaged Software - 2.30%
32,100	Microsoft Corp.		828,180

Soap & Cleaning Preparations - 1.10%
6,500	Procter & Gamble Co.		397,085

Telecommunications Services - 2.58%
14,700	AT&T Corp.		357,210
16,600	CentryLink, Inc.		569,878
			927,088
Textile- Apparel/Mill Products - 1.59%
7,400	VF Corp.		572,390

Transportation- Equipment/Leasing - 1.25%
10,000	Ryder Systems, Inc.		449,400

Transportation- Railroads - 1.69%
8,500	Union Pacific Corp.		607,155

Utility- Electric - 6.06%
27,400	Duke Energy Corp.		437,304
12,700	Edison International		410,972
10,300	NextEra Energy, inc. *		514,279
43,700	MDU Resources Group, Inc.		817,190
			2,179,745
Utility-Gas Distribution - 2.96%
12,200	National Fuel Gas Co.		592,920
13,000	SCANA Corp.		471,770
			1,064,690
Utility- Water - 2.01%
41,400	Aqua America, Inc.		722,430

Total for Common Stock (Cost $33,915,782) - 99.03%			$ 35,615,285

Cash & Equivalents - 0.73%
260,751	Fidelity Money Market Portfolio Select Class (Cost $260,751) 0.16%**				260,751

	Total Investments - 99.76% (Cost $34,176,533)		35,876,036

	Other Assets Less Liabilities - 0.24%		87,552

	Net Assets - 100.00%		$ 35,963,588

* Non-income producing
** Variable Rate Security
ADR- American Depository Receipt.

The MP63 Fund, Inc.

			Notes to Financial Statements
			May 31, 2010 (Unaudited)

1. SECURITY TRANSACTIONS
At May 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$34,176,533 amounted to $1,699,502 which consisted of aggregate gross unrealized appreciation of $5,588,004 and aggregate gross unrealized depreciation of $3,888,502.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$35,615,285	$0	$0	$35,615,285
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$260,751	$0	$0	$260,751
Total	$35,876,036	$0	$0	$35,876,036

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 29, 2010

By /s/David Fish

*David Fish

Treasurer

Date July 29, 2010

* Print the name and title of each signing officer under his or her signature.